Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Series Fund Inc
Prospectus Date	rr_ProspectusDate	May 01, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2023